INVESTMENT IN JET TALK (Details) $ in Thousands		1 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2018 USD ($)	Mar. 31, 2018 USD ($) agreement	Jun. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
INVESTMENT IN JET TALK
Investment made			$ 2,026	$ 2,137	$ 4,036
Jet Talk
INVESTMENT IN JET TALK
Investment made	$ 13,000	$ 13,000
Ownership interest held		51.00%	51.00%	51.00%	51.00%
Jet Talk | STE
INVESTMENT IN JET TALK
Investment made	$ 20,000	$ 20,000
Ownership interest held		49.00%
Jet Talk | Satixfy UK Limited
INVESTMENT IN JET TALK
Investment made				$ 13,000
Number of development agreements signed | agreement		2
Ownership interest held	49.00%	51.00%		51.00%
Jet Talk | Satixfy UK Limited | STE
INVESTMENT IN JET TALK
Investment made	$ 20,000	$ 20,000
Number of development agreements signed | agreement		2